Note 8 - Trade and Other Payables - Schedule of Payables (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Commodity suppliers' accruals and payables	$ 379,686	$ 414,581
Green provisions and repurchase obligations	80,766	103,245
Sales tax payable	21,072	19,706
Non-commodity trade accruals and accounts payable	56,921	117,473
Current portion of payable to former joint venture partner	16,734	18,194
Accrued gas payable		3,295
Other payables	13,734	9,171
Trade and other current payables	$ 568,913	$ 685,665